Leases - Schedule of Cash and Non-Cash Activities Associated with Leases (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from finance leases	$ 61	$ 114
Operating cash flows from operating leases	610	580
Financing cash flows from finance leases	1	7	$ 12
Non-cash investing and financing activities :
Net lease cost	623	777	$ 702
Additions to ROU assets obtained from:
New finance lease liabilities
New operating lease liabilities	$ 56	$ 1,197